EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

9. EMPLOYEE BENEFIT PLANS

We have multiple qualified defined contribution plans, which allow for voluntary pre-tax contributions by employees. We pay all general and administrative expenses of the plans and make matching and may make certain discretionary contributions to the plans. Based on 100% of the first 1% and 50% of the next 5% of compensation deferred by employees (subject to IRS limits and non-discrimination testing), we made matching contributions of $4.2 million, $4.1 million, and $4.2 million, to the plans for the years ended December 31, 2015, 2014 and 2013, respectively. The plans provide for discretionary contributions by us, as approved by the Board of Directors. There have been no such discretionary contributions through December 31, 2015. In addition, we made contributions to our international pension plans of $1.7 million, $1.7 million, and $1.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.